Mandatorily redeemable Series C preferred shares (Details) In Thousands, except Share data, unless otherwise specified			0 Months Ended
	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Jan. 02, 2013 Series C Preferred Stock USD ($)	Jan. 02, 2013 Series C Preferred Stock CAD	Dec. 31, 2013 Series C Preferred Stock CAD	Jan. 02, 2013 Executives of company Series C Preferred Stock	Dec. 31, 2013 Dividends Payable [Member] Series C Preferred Stock CAD
Class of Stock [Line Items]
Redeemable Preferred stock issued, shares			100	100		36
Preferred Stock, Redemption Price Per Share			$ 53,400	53,400
Equity, Fair Value Disclosure				18,497
Estimated discount rate used to measure fair value of conversion option			5.00%	5.00%
Disclosure Estimated Dividend And Redemption Payments [Abstract]
2014	8,339						1,109
2015	133,012						1,077
2016	14,064						946
2017	69,615						895
2018	102,291						1,125
Thereafter to 2031, including redemption amount	928,267						20,859
Redemption amount					5,340
Estimated dividend and redemption payments	31,351
Amounts Representing Interest Payments					(12,546)
Total Preferred shares series C					18,805
Less current portion	(1,038)	0			(1,038)
Preferred Shares Series C, noncurrent	17,767	0			17,767